Income Taxes Narrative (Detail) (USD $)	12 Months Ended
	Sep. 27, 2013 State	Sep. 28, 2012	Sep. 30, 2011
Open Tax Years Jurisdictions [Line Items]
Current taxes receivable	$ 44,600,000	$ 3,100,000
Reduction of uncertain tax position			17,000,000
Operating loss carryforwards	21,000,000
Valuation allowance	10,300,000
Unrecognized tax benefits resulting in net operating loss carryforward	5,700,000
Foreign tax credit carryforwards	16,200,000
Current deferred tax assets	42,700,000	77,900,000
Deferred tax liabilities	589,900,000	632,300,000
Gross unrecognized tax benefits	27,337,000	31,977,000	34,040,000
Accrued for interest and penalties	7,000,000	8,400,000
Interest and penalties	$ (300,000)	$ (1,000,000)
Number of Significant States and Foreign Taxing Jurisdictions in which Entity Operates	20
Minimum
Open Tax Years Jurisdictions [Line Items]
Open Tax Years	1 year
Maximum
Open Tax Years Jurisdictions [Line Items]
Open Tax Years	10 years